Document and Entity Information	Jun. 03, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001699031
Document Type	8-K/A
Document Period End Date	Jun. 03, 2024
Entity Registrant Name	GRAIL, LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-42045
Entity Tax Identification Number	86-3673636
Entity Address, Address Line One	1525 O’Brien Drive
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(833)
Local Phone Number	694-2553
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	GRAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	On June 3, 2024, GRAIL, LLC (the “Company” or “GRAIL”) filed a Current Report on Form 8-K (the “Original 8-K”) to announce that a registration statement on Form 10, initially filed on May 6, 2024, relating to the separation (the “Spin-Off”) of the Company from Illumina, Inc. (“Illumina”), to be effected by Illumina’s distribution of at least 85.5% of the shares of common stock of the Company, par value $0.001 per share, to holders of common stock of Illumina as a pro rata dividend in the Spin-Off (the “Distribution”), was declared effective by the U.S. Securities and Exchange Commission. The Original 8-K also included information regarding anticipated dates affecting the trading of GRAIL’s common stock in connection with the Distribution. This Form 8-K/A is being filed to further clarify those dates.